Segmented Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revenue	$ 305,651
Operating loss	(278,290)
Fixed assets	54,402
Construction in progress	12,884
Growing crops	132,168
Hotel Booking
Revenue	305,651
Operating loss	$ (119,069)
Fixed assets
Construction in progress
Growing crops
Gingko Plantation
Revenue
Operating loss	$ (143,529)
Fixed assets	52,355
Construction in progress	12,884
Growing crops	$ 132,168
Research and development
Revenue
Operating loss	$ (15,692)
Fixed assets	$ 2,047
Construction in progress
Growing crops